Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2010 and 2011 are as follows:

March 31, 2010

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥158,469	1.6%
Short-term debt outside Japan, mainly from banks	112,765	2.6
Commercial paper in Japan	282,781	0.3
Medium-term note program in Japan	19,550	1.7

	¥573,565	1.2

March 31, 2011

	Millions of yen	Millions of U.S. dollars	Weighted average rate
Short-term debt in Japan, mainly from banks	¥194,728	$2,342	1.3%
Short-term debt outside Japan, mainly from banks	103,107	1,240	3.1
Commercial paper in Japan	180,798	2,174	0.2

	¥478,633	$5,756	1.3

Long-term Debt

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2010 and 2011 are as follows:

March 31, 2010

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2011~2025	¥293,479	2.6%
Floating rate	2011~2025	1,406,442	1.2
Insurance companies and others:
Fixed rate	2011~2018	372,556	1.7
Floating rate	2011~2028	241,900	1.1
Unsecured bonds	2011~2019	1,028,994	1.8
Unsecured convertible bonds with stock acquisition rights	2014	149,987	1.0
Unsecured bond with stock acquisition rights	2023	36,378	0.0
Unsecured notes under medium-term note program	2011~2018	104,310	1.6
Payables under securitized lease receivables	2011~2016	101,860	1.8
Payables under securitized loan receivables and investment in securities	2011~2026	100,364	0.9

		¥3,836,270	1.5

March 31, 2011

	Due (Fiscal Year)	Millions of yen	Millions of U.S. dollars	Weighted average rate
Banks:
Fixed rate	2012~2025	¥240,904	$2,897	2.8%
Floating rate	2012~2026	1,263,844	15,200	1.3
Insurance companies and others:
Fixed rate	2012~2018	325,006	3,909	1.8
Floating rate	2012~2028	233,345	2,806	1.1
Unsecured bonds	2012~2021	1,177,582	14,162	1.9
Unsecured convertible bonds with stock acquisition rights	2014	149,974	1,804	1.0
Unsecured bond with stock acquisition rights	2023	34,233	412	0.0
Unsecured notes under medium-term note program	2012~2018	88,190	1,061	1.9
Payables under securitized lease receivables	2012~2016	170,820	2,054	1.5
Payables under securitized loan receivables and investment in securities	2012~2039	847,370	10,190	4.3

		¥4,531,268	$54,495	2.1

Schedule of Maturities of Debt Disclosure

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2011 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥1,241,942	$14,936
2013	1,145,267	13,774
2014	1,012,077	12,172
2015	413,114	4,968
2016	473,848	5,699
Thereafter	245,020	2,946

Total	¥4,531,268	$54,495

Schedule of Financial Instruments Owned and Pledged as Collateral

Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2011:

	Millions of yen	Millions of U.S. dollars
Minimum lease payments, loans and investment in operating leases	¥97,148	$1,168
Investment in securities	50,679	609
Other operating assets	8,537	103
Other assets	14,399	174

	¥170,763	$2,054